Description of Organization and Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of revenue
Deferred tax assets					$ 55,525	$ 368,014
Angel Studios, Inc. CIK: 0001671941
Disaggregation of revenue
Total revenue	$ 20,121,166	$ 113,022,154	$ 65,485,798	$ 152,490,595	202,437,316	75,516,562
Deferred revenue	10,044,834		10,044,834		3,920,648	633,635
Deferred tax assets	8,400,000		8,400,000		$ 4,000,319
Percentage of fund raising service fees					6.00%
Angel Studios, Inc. CIK: 0001671941 | Transferred at Point in Time
Disaggregation of revenue
Total revenue					$ 198,201,716	73,927,248
Angel Studios, Inc. CIK: 0001671941 | Transferred over Time
Disaggregation of revenue
Total revenue					4,235,600	1,589,314
Digital Media Revenue | Angel Studios, Inc. CIK: 0001671941
Disaggregation of revenue
Total revenue	900,000	400,000	2,000,000	700,000	4,500,536	693,381
Physical Media Revenue | Angel Studios, Inc. CIK: 0001671941
Disaggregation of revenue
Total revenue	1,300,000	3,500,000	3,900,000	10,700,000	18,020,076	23,609,414
Pay it Forward revenue | Angel Studios, Inc. CIK: 0001671941
Disaggregation of revenue
Total revenue	$ 1,704,667	7,790,459	$ 6,492,899	30,882,355	35,287,182	33,980,046
Pay it Forward revenue | Angel Studios, Inc. CIK: 0001671941 | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Disaggregation of revenue
Amount expected to be recognized as revenue	12 months		12 months
Pay-it-forward revenue related to theatrical releases | Angel Studios, Inc. CIK: 0001671941
Disaggregation of revenue
Total revenue	$ 1,300,000	3,400,000			3,430,855	0
Deferred revenue	100,000		$ 100,000		$ 850,225	0
Pay-it-forward revenue related to theatrical releases | Angel Studios, Inc. CIK: 0001671941 | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Disaggregation of revenue
Amount expected to be recognized as revenue					12 months
Pay-it-forward Revenue, Other | Angel Studios, Inc. CIK: 0001671941
Disaggregation of revenue
Total revenue	400,000	4,400,000	5,200,000	27,500,000
Angel Guild Revenue | Angel Studios, Inc. CIK: 0001671941
Disaggregation of revenue
Total revenue	9,000,000	300,000	21,300,000	300,000	$ 2,940,290	0
Deferred revenue	$ 8,900,000		$ 8,900,000		2,400,000
Angel Guild Revenue | Angel Studios, Inc. CIK: 0001671941 | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Disaggregation of revenue
Amount expected to be recognized as revenue	12 months		12 months
Theatrical Release Revenue | Angel Studios, Inc. CIK: 0001671941
Disaggregation of revenue
Total revenue	$ 4,900,000	98,300,000	$ 17,800,000	103,800,000	106,838,828	4,720,674
Theatrical Release Revenue | Angel Studios, Inc. CIK: 0001671941 | Maximum
Disaggregation of revenue
Period of theatrical release revenue payments due			2 months
Theatrical Release Revenue | Angel Studios, Inc. CIK: 0001671941 | Minimum
Disaggregation of revenue
Period of theatrical release revenue payments due			1 month
Content Licensing | Angel Studios, Inc. CIK: 0001671941
Disaggregation of revenue
Total revenue	1,900,000	2,500,000	$ 12,900,000	5,600,000	34,187,217	11,230,655
Deferred revenue	0		0		$ 71,658	364,896
Allowance for doubtful accounts	0		$ 0
Term of agreements			3 years		3 years
Content Licensing | Angel Studios, Inc. CIK: 0001671941 | Maximum
Disaggregation of revenue
Period of sales or usage-based licensing arrangements			1 year
Term of agreements			10 years		10 years
Other revenues | Angel Studios, Inc. CIK: 0001671941
Disaggregation of revenue
Total revenue	$ 300,000	$ 300,000	$ 1,100,000	$ 500,000	$ 663,187	$ 1,282,392